State Street Institutional Treasury Plus Money Market Fund Average Annual Total Returns - Trust Class [Member] - Trust Class		12 Months Ended	60 Months Ended	112 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Prospectus [Line Items]
Average Annual Return, Percent		4.18%	3.16%	2.21%
Performance Inception Date	Aug. 29, 2016